SPECIAL TERMINATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SPECIAL TERMINATION ARRANGEMENTS
Summary of evolution during each period

	12/31/2022	12/31/2021
Balances at the beginning	3,057,602	3,371,032
Additions to profit or loss	1,672,716	972,190
Benefits paid to participants	(2,346,856)	(1,285,620)
Balances at closing	2,383,462	3,057,602